Other operating items - Other Operating Income (Details) - USD ($) $ in Millions		2 Months Ended	10 Months Ended	12 Months Ended
		Feb. 22, 2022	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Pre petition liability write off		$ 0	$ 0		$ 27	$ 0
War risk insurance rebate		0	0	$ 22	22	0
Loss of hire insurance settlement		0	0		2	9
Other		0	0		3	0
Other operating income	[1]	$ 0	$ 0		54	$ 9
West Bollsta
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Pre petition liability write off					19
Aquadrill
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Pre petition liability write off					$ 8

[1]	Includes revenue received from related parties of $216 million, $19 million, $189 million and $305 million, and costs paid to related parties of nil, $3 million, $70 million, and $12 million for the periods February 23, 2022 through December 31, 2022, January 1, 2022 through February 22, 2022, and the years ended December 31, 2021, and 2020 respectively. Refer to Note 27 - "Related party transactions" for further details.